RETIREMENT BENEFITS (Tables)	12 Months Ended
Dec. 31, 2014
Defined Benefit Plan Disclosure
Retirement Plan and Mortality Projections
At December 31, 2014, the Company adopted the Retirement Plan 2014 (RP-2014) and Mortality Projection 2014(MP-2014) mortality tables for U.S. plans.

	2014	2013
Mortality
U.S. plans (1) (2)
Pension	RP-2014/MP-2014	IRS RP-2000(2014)
Postretirement	RP-2014/MP-2014	IRS RP-2000(2014)

(1)
The RP-2014 table is the white-collar RP-2014 table, with a 4% increase in rates to reflect the Citigroup-specific mortality experience. The MP-2014 projection scale includes a phase-out of the assumed rates of improvements from 2015 to 2027.

(2)
The IRS mortality table (static version) includes a 7-year projection (from the measurement date) after retirement and 15-year projection (from the measurement date) prior to retirement using Projection Scale AA.

Pension Plans and Postretirement Benefit Plans
Defined Benefit Plan Disclosure
Components of net (benefit) expense
The following table summarizes the components of net (benefit) expense recognized in the Consolidated Statement of Income for the Company’s U.S. qualified and nonqualified pension plans and postretirement plans, and pension and postretirement plans outside the United States, for Significant Plans and All Other Plans, for the years indicated.

	Pension plans						Postretirement benefit plans
	U.S. plans			Non-U.S. plans			U.S. plans			Non-U.S. plans
In millions of dollars	2014	2013	2012	2014	2013	2012	2014	2013	2012	2014	2013	2012
Qualified plans
Benefits earned during the year	$6	$8	$12	$178	$210	$199	$—	$—	$—	$15	$43	$29
Interest cost on benefit obligation	541	538	565	376	384	367	33	33	44	120	146	116
Expected return on plan assets	(878)	(863)	(897)	(384)	(396)	(399)	(1)	(2)	(4)	(121)	(133)	(108)
Amortization of unrecognized
Prior service (benefit) cost	(3)	(4)	(1)	1	4	4	—	(1)	(1)	(12)	—	—
Net actuarial loss	105	104	96	77	95	77	—	—	4	39	45	25
Curtailment loss (1)	—	21	—	14	4	10	—	—	—	—	—	—
Settlement (gain) loss (1)	—	—	—	53	13	35	—	—	—	—	(1)	—
Special termination benefits (1)	—	—	—	9	8	1	—	—	—	—	—	—
Net qualified plans (benefit) expense	$(229)	$(196)	$(225)	$324	$322	$294	$32	$30	$43	$41	$100	$62
Nonqualified plans expense	45	46	42	—	—	—	—	—	—	—	—	—
Cumulative effect of change in accounting policy(2)	—	(23)	—	—	—	—	—	—	—	—	3	—
Total adjusted net (benefit) expense	$(184)	$(173)	$(183)	$324	$322	$294	$32	$30	$43	$41	$103	$62

(1)	Losses due to curtailment, settlement and special termination benefits relate to repositioning actions.

(2)	Cumulative effect of adopting quarterly remeasurement for Significant Plans.

Summary of entity's contributions
The following table summarizes the actual Company contributions for the years ended December 31, 2014 and 2013, as well as estimated expected Company contributions for 2015. Expected contributions are subject to change since contribution decisions are affected by various factors, such as market performance and regulatory requirements.

	Pension plans (1)						Postretirement plans (1)
	U.S. plans (2)			Non-U.S. plans			U.S. plans			Non-U.S. plans
In millions of dollars	2015	2014	2013	2015	2014	2013	2015	2014	2013	2015	2014	2013
Cash contributions paid by the Company	$—	$100	$—	$86	$130	$308	$—	$—	$—	$77	$6	$251
Benefits paid directly by the Company	60	58	51	47	100	49	63	56	52	6	6	5
Total Company contributions	$60	$158	$51	$133	$230	$357	$63	$56	$52	$83	$12	$256

(1)	Payments reported for 2015 are expected amounts.

(2)	The U.S. pension plans include benefits paid directly by the Company for the nonqualified pension plans.

Summary of the funded status and amounts recognized in the Consolidated Balance Sheet for the Company's U.S. qualified, non-qualified plans and plans outside the U.S.
The following table summarizes the funded status and amounts recognized in the Consolidated Balance Sheet for the Company’s U.S. qualified and nonqualified pension plans and postretirement plans, and pension and postretirement plans outside the United States.

Net Amount Recognized

	Pension plans				Postretirement benefit plans
In millions of dollars	U.S. plans		Non-U.S. plans		U.S. plans		Non-U.S. plans
	2014	2013	2014	2013	2014	2013	2014	2013
Change in projected benefit obligation
Qualified plans
Projected benefit obligation at beginning of year	$12,137	$13,268	$7,194	$7,399	$780	$1,072	$1,411	$2,002
Cumulative effect of change in accounting policy(1)	—	(368)	—	385	—	—	—	81
Benefits earned during the year	6	8	178	210	—	—	15	43
Interest cost on benefit obligation	541	538	376	384	33	33	120	146
Plan amendments	—	—	2	(28)	—	—	(14)	(171)
Actuarial (gain) loss(2)	2,077	(671)	790	(733)	184	(253)	262	(617)
Benefits paid, net of participants’ contributions	(701)	(661)	(352)	(296)	(91)	(85)	(93)	(64)
Expected government subsidy	—	—	—	—	11	13	—	—
Divestitures	—	—	(18)	—	—	—	(1)	—
Settlements	—	—	(184)	(57)	—	—	—	(2)
Curtailment (gain) loss	—	23	(58)	(2)	—	—	(3)	(3)
Special/contractual termination benefits	—	—	9	8	—	—	—	—
Foreign exchange impact and other	—	—	(685)	(76)	—	—	(170)	(4)
Qualified plans	$14,060	$12,137	$7,252	$7,194	$917	$780	$1,527	$1,411
Nonqualified plans (3)	779	692	—	—	—	—	—	—
Projected benefit obligation at year end	$14,839	$12,829	$7,252	$7,194	$917	$780	$1,527	$1,411

(1)	Represents the cumulative effect of adopting quarterly remeasurement for Significant Plans.

(2)	2014 amounts for the U.S. plans include impact of the adoption of updated mortality tables (see “Mortality Tables” below).

(3)	These plans are unfunded.

	Pension plans				Postretirement benefit plans
	U.S. plans		Non-U.S. plans		U.S. plans		Non-U.S. plans
In millions of dollars	2014	2013	2014	2013	2014	2013	2014	2013
Change in plan assets
Qualified plans
Plan assets at fair value at beginning of year	$12,731	$12,656	$6,918	$7,154	$32	$50	$1,472	$1,497
Cumulative effect of change in accounting policy(1)	—	(53)	—	126	—	3	—	21
Actual return on plan assets	941	789	1,108	(256)	2	(1)	166	(223)
Company contributions	100	—	230	357	56	52	12	256
Plan participants’ contributions	—	—	5	6	51	50	—	—
Divestitures	—	—	(11)	—	—	—	—	—
Settlements	—	—	(184)	(61)	—	—	—	—
Benefits paid	(701)	(661)	(357)	(302)	(131)	(122)	(93)	(64)
Foreign exchange impact and other	—	—	(652)	(106)	—	—	(173)	(15)
Qualified plans	$13,071	$12,731	$7,057	$6,918	$10	$32	$1,384	$1,472
Nonqualified plans (2)	—	—	—	—	—	—	—	—
Plan assets at fair value year end	$13,071	$12,731	$7,057	$6,918	$10	$32	$1,384	$1,472

Funded status of the plans
Qualified plans(3)	$(989)	$593	$(195)	$(276)	$(907)	$(748)	$(143)	$61
Nonqualified plans (2)	(779)	(692)	—	—	—	—	—	—
Funded status of the plans at year end	$(1,768)	$(99)	$(195)	$(276)	$(907)	$(748)	$(143)	$61

Net amount recognized
Qualified plans
Benefit asset	$—	$593	$921	$709	$—	$—	$196	$407
Benefit liability	(989)	—	(1,116)	(985)	(907)	(748)	(339)	(346)
Qualified plans	$(989)	$593	$(195)	$(276)	$(907)	$(748)	$(143)	$61
Nonqualified plans (2)	(779)	(692)	—	—	—	—	—	—
Net amount recognized on the balance sheet	$(1,768)	$(99)	$(195)	$(276)	$(907)	$(748)	$(143)	$61

Amounts recognized in Accumulated other comprehensive income (loss)
Qualified plans
Net transition asset (obligation)	$—	$—	$(1)	$(1)	$—	$—	$—	$(1)
Prior service benefit (cost)	3	7	13	(2)	—	1	157	173
Net actuarial gain (loss)	(5,819)	(3,911)	(1,690)	(2,007)	(56)	129	(658)	(555)
Qualified plans	$(5,816)	$(3,904)	$(1,678)	$(2,010)	$(56)	$130	$(501)	$(383)
Nonqualified plans (2)	(325)	(226)	—	—	—	—	—	—
Net amount recognized in equity - pretax	$(6,141)	$(4,130)	$(1,678)	$(2,010)	$(56)	$130	$(501)	$(383)

Accumulated benefit obligation
Qualified plans	$14,050	$12,122	$6,699	$6,652	$917	$780	$1,527	$1,411
Nonqualified plans (2)	771	668	—	—	—	—	—	—
Accumulated benefit obligation at year end	$14,821	$12,790	$6,699	$6,652	$917	$780	$1,527	$1,411

(1)	Represents the cumulative effect of adopting quarterly remeasurement for Significant Plans.

(2)	These plans are unfunded.

(3)
The U.S. qualified pension plan is fully funded under specified Employee Retirement Income Security Act (ERISA) funding rules as of January 1, 2015 and no minimum required funding is expected for 2015.

Change in Accumulated other comprehensive income (loss)
The following table shows the change in Accumulated other comprehensive income (loss) related to Citi’s pension and postretirement benefit plans (for Significant Plans and All Other Plans) for the years indicated.

In millions of dollars	2014	2013	2012

Beginning of period balance, net of tax (1) (2)	$(3,989)	$(5,270)	$(4,282)
Cumulative effect of change in accounting policy(3)	—	(22)	—
Actuarial assumptions changes and plan experience (4)	(3,404)	2,380	(2,400)
Net asset gain (loss) due to difference between actual and expected returns	833	(1,084)	963
Net amortizations	202	271	214
Prior service credit	13	360	—
Curtailment/ settlement loss (5)	67	—	—
Foreign exchange impact and other	459	74	(155)
Change in deferred taxes, net	660	(698)	390
Change, net of tax	$(1,170)	$1,281	$(988)
End of period balance, net of tax (1) (2)	$(5,159)	$(3,989)	$(5,270)

(1)	See Note 20 to the Consolidated Financial Statements for further discussion of net Accumulated other comprehensive income (loss) balance.

(2)	Includes net-of-tax amounts for certain profit sharing plans outside the U.S.

(3)	Represents the cumulative effect of adopting quarterly remeasurement for Significant Plans.

(4)	Includes $111 million, $(58) million and $62 million of actuarial losses (gains) related to the U.S. nonqualified pension plans for 2014, 2013 and 2012, respectively.

(5)	Curtailment and settlement losses relate to repositioning actions.

Assumptions used in determining benefit obligations and net benefit expense
Certain assumptions used in determining pension and postretirement benefit obligations and net benefit expense for the Company’s plans are shown in the following table:

At year end	2014	2013
Discount rate
U.S. plans (1)
Qualified pension	4.00%	4.75%
Nonqualified pension	3.90	4.75
Postretirement	3.80	4.35
Non-U.S. pension plans (2)
Range	1.00 to 32.50	1.60 to 29.25
Weighted average	4.74	5.60
Non-U.S. postretirement plans (2)
Range	2.25 to 12.00	3.50 to 11.90
Weighted average	7.50	8.65
Future compensation increase rate
U.S. plans (3)	N/A	N/A
Non-U.S. pension plans
Range	1.00 to 30.00	1.00 to 26.00
Weighted average	3.27	3.40
Expected return on assets
U.S. plans	7.00	7.00
Non-U.S. pension plans
Range	1.30 to 11.50	1.20 to 11.50
Weighted average	5.08	5.68
Non-U.S. postretirement plans
Range	8.50 to 10.40	8.50 to 8.90
Weighted average	8.51	8.50

(1)	Effective April 1, 2013, Citigroup changed to a quarterly remeasurement approach for its Significant Plans, including the U.S. qualified pension and postretirement plans.
For the U.S. qualified pension and postretirement plans, the 2014 rates shown above were utilized to calculate the December 31, 2014 benefit obligation and will be used to determine the 2015 first quarter expense. The 2013 rates shown above were utilized to calculate the December 31, 2013 benefit obligation and used for the 2014 first quarter expense.
For the U.S. nonqualified pension plans, the 2014 rates shown above were utilized to calculate the December 31, 2014 benefit obligation and will be used to determine the 2015 first quarter expense. The 2013 rates shown above were utilized to calculate the December 31, 2013 benefit obligations and were used to determine the expense for 2014.

(2)
Effective April 1, 2013, Citigroup changed to a quarterly remeasurement approach for its Significant non-U.S. pension and postretirement plans. For the Significant non-U.S. pension and postretirement plans, the 2014 rates shown above were utilized to calculate the December 31, 2014 benefit obligation and will be used to determine the 2015 first quarter expense. The 2013 rates shown above were utilized to calculate the December 31, 2013 benefit obligation and the 2014 first quarter expense. For all other non-U.S. pension and postretirement plans, the 2014 rates shown above were utilized to calculate the December 31, 2014 benefit obligations and will be used to determine the expense for 2015. The 2013 rates shown above were utilized to calculate the December 31, 2013 benefit obligations and the expense for 2014.

(3)
Since the U.S. qualified pension plan has been frozen, a compensation increase rate applies only to certain small groups of grandfathered employees accruing benefits under a final pay plan formula. Only the future compensation increases for these grandfathered employees will affect future pension expense and obligations. Compensation increase rates for these small groups of participants range from 3.00% to 4.00%.

During the year	2014	2013
Discount rate
U.S. plans (1)
Qualified pension	4.75%/4.55%/ 4.25%/ 4.25%	3.90%/4.20%/ 4.75%/ 4.80%
Nonqualified pension	4.75	3.90
Postretirement	4.35/4.15/3.95/4.00	3.60/3.60/ 4.40/ 4.30
Non-U.S. pension plans
Range	1.60 to 29.25	1.50 to 28.00
Weighted average (2)	5.60	5.24
Non-U.S. postretirement plans
Range	3.50 to 11.90	3.50 to 10.00
Weighted average (2)	8.65	7.46
Future compensation increase rate
U.S. plans (3)	N/A	N/A
Non-U.S. pension plans
Range	1.00 to 26.00	1.20 to 26.00
Weighted average (2)	3.40	3.93
Expected return on assets
U.S. plans	7.00	7.00
Non-U.S. pension plans
Range	1.20 to 11.50	0.90 to 11.50
Weighted average (2)	5.68	5.76
Non-U.S. postretirement plans
Range	8.50 to 8.90	8.50 to 9.60
Weighted average (2)	8.50	8.50

(1)
For the U.S. qualified pension and postretirement plans, the 2014 and 2013 rates shown above were utilized to calculate the expense in each of the respective four quarters in 2014 and 2013, respectively. For the U.S. nonqualified pension plans, the 2014 and 2013 rates shown above were utilized to calculate expense for 2014 and 2013, respectively.

(2)
For the Significant non-U.S. plans, the 2014 and 2013 weighted averages shown above reflect the rates utilized to calculate expense in the first quarters of 2014 and 2013, respectively. For all other non-U.S. plans, the weighted averages shown above reflect the rates utilized to calculate expense for 2014 and 2013, respectively.

(3)
Since the U.S. qualified pension plan has been frozen, a compensation increase rate applies only to certain small groups of grandfathered employees accruing benefits under a final pay plan formula. Only the future compensation increases for these grandfathered employees will affect future pension expense and obligations. Compensation increase rates for these small groups of participants range from 3.00% to 4.00%

Schedule of Expected Benefit Payments
The Company expects to pay the following estimated benefit payments in future years:

	Pension plans		Postretirement benefit plans
In millions of dollars	U.S. plans	Non-U.S. plans	U.S. plans	Non-U.S. plans
2015	$835	$368	$73	$65
2016	860	339	72	70
2017	868	366	71	75
2018	882	383	70	81
2019	900	413	68	88
2020—2024	4,731	2,452	317	574

U.S. pension and postretirement benefit plans
Defined Benefit Plan Disclosure
Schedule of Expected Long Term Rates of Return on Assets
The following table shows the expected rates of return used in determining the Company’s pension expense compared to the actual rate of return on plan assets during 2014, 2013 and 2012 for the U.S. pension and postretirement plans:

	2014	2013	2012
Expected rate of return (1)	7.00%	7.00%	7.50%
Actual rate of return (2)	7.80%	6.00%	11.00%

(1)	Effective December 31, 2012, the expected rate of return was changed from 7.50% to 7.00%.

(2)	Actual rates of return are presented net of fees.

Schedule of Allocation of Plan Assets
Citigroup’s pension and postretirement plans’ asset allocations for the U.S. plans at December 31, 2014 and 2013 and the target allocations for 2015 by asset category based on asset fair values, are as follows:

	Target asset allocation	U.S. pension assets at December 31,		U.S. postretirement assets at December 31,
Asset category (1)	2015	2014	2013	2014	2013
Equity securities (2)	0 - 30%	20%	19%	20%	19%
Debt securities	25 - 73	44	42	44	42
Real estate	0 - 7	4	5	4	5
Private equity	0 - 10	8	11	8	11
Other investments	0 - 22	24	23	24	23
Total		100%	100%	100%	100%

(1)
Asset allocations for the U.S. plans are set by investment strategy, not by investment product. For example, private equities with an underlying investment in real estate are classified in the real estate asset category, not private equity.

(2)	Equity securities in the U.S. pension and postretirement plans do not include any Citigroup common stock at the end of 2014 and 2013.

Schedule of Fair Value of Plan Assets by Measurement Levels
Plan assets by detailed asset categories and the fair value hierarchy are as follows:

	U.S. pension and postretirement benefit plans (1)
In millions of dollars	Fair value measurement at December 31, 2014
Asset categories	Level 1	Level 2	Level 3	Total
Equity securities
U.S. equity	$773	$—	$—	$773
Non-U.S. equity	601	—	—	601
Mutual funds	214	—	—	214
Commingled funds	—	939	—	939
Debt securities
U.S. Treasuries	1,178	—	—	1,178
U.S. agency	—	113	—	113
U.S. corporate bonds	—	1,533	—	1,533
Non-U.S. government debt	—	357	—	357
Non-U.S. corporate bonds	—	405	—	405
State and municipal debt	—	132	—	132
Hedge funds	—	2,462	731	3,193
Asset-backed securities	—	41	—	41
Mortgage-backed securities	—	76	—	76
Annuity contracts	—	—	59	59
Private equity	—	—	1,631	1,631
Derivatives	12	637	—	649
Other investments	—	101	260	361
Total investments at fair value	$2,778	$6,796	$2,681	$12,255
Cash and short-term investments	$111	$1,287	$—	$1,398
Other investment receivables	—	28	35	63
Total assets	$2,889	$8,111	$2,716	$13,716
Other investment liabilities	$(17)	$(618)	$—	$(635)
Total net assets	$2,872	$7,493	$2,716	$13,081

(1)
The investments of the U.S. pension and postretirement benefit plans are commingled in one trust. At December 31, 2014, the allocable interests of the U.S. pension and postretirement benefit plans were 99.9% and 0.1%, respectively.

	U.S. pension and postretirement benefit plans (1)
In millions of dollars	Fair value measurement at December 31, 2013
Asset categories	Level 1	Level 2	Level 3	Total
Equity securities
U.S. equity	$793	$—	$—	$793
Non-U.S. equity	442	—	—	442
Mutual funds	203	—	—	203
Commingled funds	—	977	—	977
Debt securities
U.S. Treasuries	1,112	—	—	1,112
U.S. agency	—	91	—	91
U.S. corporate bonds	—	1,387	—	1,387
Non-U.S. government debt	—	349	—	349
Non-U.S. corporate bonds	—	398	—	398
State and municipal debt	—	137	—	137
Hedge funds	—	2,132	1,126	3,258
Asset-backed securities	—	61	—	61
Mortgage-backed securities	—	64	—	64
Annuity contracts	—	—	91	91
Private equity	—	—	2,106	2,106
Derivatives	8	601	—	609
Other investments	—	29	150	179
Total investments at fair value	$2,558	$6,226	$3,473	$12,257
Cash and short-term investments	$107	$957	$—	$1,064
Other investment receivables	—	49	52	101
Total assets	$2,665	$7,232	$3,525	$13,422
Other investment liabilities	$(9)	$(650)	$—	$(659)
Total net assets	$2,656	$6,582	$3,525	$12,763

(1)
The investments of the U.S. pension and postretirement benefit plans are commingled in one trust. At December 31, 2013, the allocable interests of the U.S. pension and postretirement benefit plans were 99.7% and 0.3%, respectively.

Schedule of Effect of Significant Unobservable Inputs, Changes in Plan Assets
The reconciliations of the beginning and ending balances during the year for Level 3 assets are as follows:

In millions of dollars	U.S. pension and postretirement benefit plans
Asset categories	Beginning Level 3 fair value at Dec. 31, 2013	Realized gains (losses)	Unrealized gains (losses)	Purchases, sales, and issuances	Transfers in and/or out of Level 3	Ending Level 3 fair value at Dec. 31, 2014
Hedge funds	$1,126	$63	$(25)	$(264)	$(169)	$731
Annuity contracts	91	—	(1)	(31)	—	59
Private equity	2,106	241	(187)	(529)	—	1,631
Other investments	150	(1)	(5)	109	7	260
Total investments	$3,473	$303	$(218)	$(715)	$(162)	$2,681
Other investment receivables	52	—	—	(17)	—	35
Total assets	$3,525	$303	$(218)	$(732)	$(162)	$2,716

In millions of dollars	U.S. pension and postretirement benefit plans
Asset categories	Beginning Level 3 fair value at Dec. 31, 2012	Realized gains (losses)	Unrealized gains (losses)	Purchases, sales, and issuances	Transfers in and/or out of Level 3	Ending Level 3 fair value at Dec. 31, 2013
Hedge funds	$1,524	$45	$69	$19	$(531)	$1,126
Annuity contracts	130	—	(9)	(33)	3	91
Private equity	2,419	264	(10)	(564)	(3)	2,106
Other investments	142	—	7	8	(7)	150
Total investments	$4,215	$309	$57	$(570)	$(538)	$3,473
Other investment receivables	24	—	—	28	—	52
Total assets	$4,239	$309	$57	$(542)	$(538)	$3,525

Non-U.S. pension and postretirement benefit plans
Defined Benefit Plan Disclosure
Schedule of Allocation of Plan Assets
Citigroup’s pension and postretirement plans’ weighted-average asset allocations for the non-U.S. plans and the actual ranges at the end of 2014 and 2013, and the weighted-average target allocations for 2015 by asset category based on asset fair values are as follows:

	Non-U.S. pension plans
	Weighted-average target asset allocation	Actual range at December 31,		Weighted-average at December 31,
Asset category (1)	2015	2014	2013	2014	2013
Equity securities	17%	0 - 67%	0 - 69%	17%	20%
Debt securities	78	0 - 100	0 - 99	77	72
Real estate	1	0 - 21	0 - 19	—	1
Other investments	4	0 - 100	0 - 100	6	7
Total	100%			100%	100%

	Non-U.S. postretirement plans
	Weighted-average target asset allocation	Actual range at December 31,		Weighted-average at December 31,
Asset category (1)	2015	2014	2013	2014	2013
Equity securities	41%	0 - 42%	0 - 41%	42%	41%
Debt securities	56	54 - 100	51 - 100	54	51
Other investments	3	0 - 4	0 - 8	4	8
Total	100%			100%	100%

(1)	Similar to the U.S. plans, asset allocations for certain non-U.S. plans are set by investment strategy, not by investment product.

Schedule of Fair Value of Plan Assets by Measurement Levels

	Non-U.S. pension and postretirement benefit plans
In millions of dollars	Fair value measurement at December 31, 2014
Asset categories	Level 1	Level 2	Level 3	Total
Equity securities
U.S. equity	$6	$15	$—	$21
Non-U.S. equity	86	271	45	402
Mutual funds	207	3,334	—	3,541
Commingled funds	10	25	—	35
Debt securities
U.S. corporate bonds	—	357	—	357
Non-U.S. government debt	3,293	246	1	3,540
Non-U.S. corporate bonds	103	811	5	919
Hedge funds	—	—	10	10
Mortgage-backed securities	—	1	—	1
Annuity contracts	—	1	32	33
Derivatives	11	—	—	11
Other investments	7	13	163	183
Total investments at fair value	$3,723	$5,074	$256	$9,053
Cash and short-term investments	$112	$2	$—	$114
Total assets	$3,835	$5,076	$256	$9,167
Other investment liabilities	$(3)	$(723)	$—	$(726)
Total net assets	$3,832	$4,353	$256	$8,441

	Non-U.S. pension and postretirement benefit plans
In millions of dollars	Fair value measurement at December 31, 2013
Asset categories	Level 1	Level 2	Level 3	Total
Equity securities
U.S. equity	$6	$13	$—	$19
Non-U.S. equity	117	292	49	458
Mutual funds	257	3,593	—	3,850
Commingled funds	7	22	—	29
Debt securities
U.S. corporate bonds	—	392	—	392
Non-U.S. government debt	2,547	232	—	2,779
Non-U.S. corporate bonds	107	780	5	892
Hedge funds	—	—	11	11
Mortgage-backed securities	3	1	—	4
Annuity contracts	—	1	32	33
Derivatives	42	—	—	42
Other investments	7	12	202	221
Total investments at fair value	$3,093	$5,338	$299	$8,730
Cash and short-term investments	$92	$4	$—	$96
Total assets	$3,185	$5,342	$299	$8,826
Other investment liabilities	$—	$(436)	$—	$(436)
Total net assets	$3,185	$4,906	$299	$8,390

Schedule of Effect of Significant Unobservable Inputs, Changes in Plan Assets

In millions of dollars	Non-U.S. pension and postretirement benefit plans

Asset categories	Beginning Level 3 fair value at Dec. 31, 2013	Unrealized gains (losses)	Purchases, sales, and issuances	Transfers in and/or out of Level 3	Ending Level 3 fair value at Dec. 31, 2014
Equity securities
Non-U.S. equity	$49	$(3)	$—	$(1)	$45
Debt securities
Non-U.S. government debt	—	—	—	1	1
Non-U.S. corporate bonds	5	—	1	(1)	5
Hedge funds	11	(1)	—	—	10
Annuity contracts	32	—	—	—	32
Other investments	202	(1)	(33)	(5)	163
Total investments	$299	$(5)	$(32)	$(6)	$256
Cash and short-term investments	—	—	—	—	—
Total assets	$299	$(5)	$(32)	$(6)	$256

In millions of dollars	Non-U.S. pension and postretirement benefit plans

Asset categories	Beginning Level 3 fair value at Dec. 31, 2012	Unrealized gains (losses)	Purchases, sales, and issuances	Transfers in and/or out of Level 3	Ending Level 3 fair value at Dec. 31, 2013
Equity securities
Non-U.S. equity	$48	$5	$—	$(4)	$49
Debt securities
Non-U.S. government bonds	4	—	—	(4)	—
Non-U.S. corporate bonds	4	(1)	2	—	5
Hedge funds	16	1	(6)	—	11
Annuity contracts	6	3	(1)	24	32
Other investments	219	—	3	(20)	202
Total investments	$297	$8	$(2)	$(4)	$299
Cash and short-term investments	3	—	—	(3)	—
Total assets	$300	$8	$(2)	$(7)	$299

Pension Plans
Defined Benefit Plan Disclosure
Aggregate projected benefit obligation (PBO), accumulated benefit obligation (ABO), and fair value of plan assets for pension plans with a PBO or ABO that exceeds the fair value of plan assets
At December 31, 2014 and 2013, for both qualified and nonqualified pension plans and for both funded and unfunded plans, the aggregate projected benefit obligation (PBO), the aggregate accumulated benefit obligation (ABO), and the aggregate fair value of plan assets are presented for pension plans with a projected benefit obligation in excess of plan assets and for pension plans with an accumulated benefit obligation in excess of plan assets as follows:

	PBO exceeds fair value of plan assets				ABO exceeds fair value plan assets
	U.S. plans (1)		Non-U.S. plans(2)		U.S. plans (1)		Non-U.S. plans(2)
In millions of dollars	2014	2013	2014	2013	2014	2013	2014	2013
Projected benefit obligation	$14,839	$692	$2,756	$2,765	$14,839	$692	$2,570	$2,408
Accumulated benefit obligation	14,821	668	2,353	2,375	14,821	668	2,233	2,090
Fair value of plan assets	13,071	—	1,640	1,780	13,071	—	1,495	1,468

(1)
At December 31, 2014, for both the U.S. qualified and nonqualified plans, the aggregate PBO and the aggregate ABO exceeded plan assets. At December 31, 2013, assets for the U.S. qualified plan exceeded both the PBO and ABO. The U.S. nonqualified plans are not funded and thus the PBO and ABO exceeded plan assets as of this date.

(2)
At December 31, 2014, the aggregate PBO and the aggregate ABO exceeded the aggregate plan assets for non-U.S. plans. Assets for certain non-U.S. plans exceed both the PBO and ABO and, as such, only the aggregate PBO, ABO, and asset values for underfunded non-U.S. plans are presented in the table above.

Effect of one-percentage-point change in the discount rates on pension expense
The following tables summarize the effect on pension expense of a one-percentage-point change in the discount rate:

	One-percentage-point increase
In millions of dollars	2014	2013	2012
U.S. plans	$28	$16	$18
Non-U.S. plans	(39)	(52)	(48)

	One-percentage-point decrease
In millions of dollars	2014	2013	2012
U.S. plans	$(45)	$(57)	$(36)
Non-U.S. plans	56	79	64

Schedule of Effect of One Percentage Point Change in Expected Rates of Return
The following tables summarize the effect on pension expense of a one-percentage-point change in the expected rates of return:

	One-percentage-point increase
In millions of dollars	2014	2013	2012
U.S. plans	$(129)	$(123)	$(120)
Non-U.S. plans	(67)	(68)	(64)

	One-percentage-point decrease
In millions of dollars	2014	2013	2012
U.S. plans	$129	$123	$120
Non-U.S. plans	67	68	64

Postretirement Benefit Plans
Defined Benefit Plan Disclosure
Schedule of Effect of One-Percentage-Point Change in Assumed Health Care Cost Trend Rates
 A one-percentage-point change in assumed health care cost-trend rates would have the following effects:

	One-percentage- point increase		One- percentage- point decrease
In millions of dollars	2014	2013	2014	2013
Effect on benefits earned and interest cost for U.S. postretirement plans	$2	$1	$(1)	$(1)
Effect on accumulated postretirement benefit obligation for U.S. postretirement plans	40	24	(34)	(19)

	One-percentage- point increase		One- percentage- point decrease
In millions of dollars	2014	2013	2014	2013
Effect on benefits earned and interest cost for non-U.S. postretirement plans	$17	$37	$(14)	$(29)
Effect on accumulated postretirement benefit obligation for non-U.S. postretirement plans	197	181	(161)	(137)

U.S. Postretirement Benefit Plans
Defined Benefit Plan Disclosure
Schedule of Health Care Cost Trend Rates
Assumed health care cost-trend rates were as follows:

	2014	2013
Health care cost increase rate for U.S. plans
Following year	7.50%	8.00%
Ultimate rate to which cost increase is assumed to decline	5.00	5.00
Year in which the ultimate rate is reached(1)	2020	2020

(1)	Weighted average for plans with different following year and ultimate rates.

Schedule of Expected Benefit Payments
The following table shows the estimated future benefit payments without the effect of the subsidy and the amounts of the expected subsidy in future years:

	Expected U.S. postretirement benefit payments
In millions of dolalrs	Before Medicare Part D subsidy	Medicare Part D subsidy	After Medicare Part D subsidy
2015	$73	$—	$73
2016	72	—	72
2017	71	—	71
2018	70	—	70
2019	68	—	68
2020—2024	319	2	317

Non-U.S. Postretirement Benefit Plans
Defined Benefit Plan Disclosure
Schedule of Health Care Cost Trend Rates

	2014	2013
Health care cost increase rate for Non-U.S. plans (weighted average)
Following year	6.94%	6.95%
Ultimate rate to which cost increase is assumed to decline	6.93	6.94
Year in which the ultimate rate is reached	2027	2029

Postemployment Plans
Defined Benefit Plan Disclosure
Components of net (benefit) expense
The following table summarizes the components of net expense recognized in the Consolidated Statement of Income for the Company’s U.S. postemployment plans.

	Net expense
In millions of dollars	2014	2013	2012
Service related expense
Service cost	$—	$20	$22
Interest cost	5	10	13
Prior service cost (benefit)	(31)	(3)	7
Net actuarial loss	14	17	13
Total service related expense	$(12)	$44	$55
Non-service related expense (benefit)	$37	$(14)	$24
Total net expense	$25	$30	$79

Assumptions used in determining benefit obligations and net benefit expense
The following table summarizes certain assumptions used in determining the postemployment benefit obligations and net benefit expenses for the Company’s U.S. postemployment plans.

	2014	2013
Discount rate	3.45%	4.05%
Health care cost increase rate
Following year	7.50%	8.00%
Ultimate rate to which cost increase is assumed to decline	5.00	5.00
Year in which the ultimate rate is reached	2020	2020